Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000241067 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA High Yield Bond Fund
Class Name	Invesco SMA High Yield Bond Fund
Trading Symbol	SMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA High Yield Bond Fund	$0	0.00%
*	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 10,572,274
Holdings Count | Holding	187
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$10,572,274
Total number of portfolio holdings	187
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 6.50%, 10/15/2026	1.91%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.75%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.73%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.69%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.53%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.49%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 6.50%, 10/15/2026	1.91%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.75%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.73%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.69%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.53%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.49%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
* Excluding money market fund holdings, if any.

C000000586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class A
Trading Symbol	AMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class A)	$52	1.01%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[2]
Net Assets	$ 949,007,642
Holdings Count | Holding	325
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.

C000000588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class C
Trading Symbol	AHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class C)	$91	1.76%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%	[3]
Net Assets	$ 949,007,642
Holdings Count | Holding	325
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.

C000071210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class Y
Trading Symbol	AHHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class Y)	$39	0.76%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[4]
Net Assets	$ 949,007,642
Holdings Count | Holding	325
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.

C000000589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Investor Class
Trading Symbol	HYINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Investor Class)	$52	1.01%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[5]
Net Assets	$ 949,007,642
Holdings Count | Holding	325
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.

C000023117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R5
Trading Symbol	AHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R5)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[6]
Net Assets	$ 949,007,642
Holdings Count | Holding	325
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.

C000120675 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R6
Trading Symbol	HYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R6)	$33	0.63%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[7]
Net Assets	$ 949,007,642
Holdings Count | Holding	325
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.

C000000611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Invesco Cash Reserve
Trading Symbol	AIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Invesco Cash Reserve)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[8]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000217953 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class A
Trading Symbol	ADAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class A)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[9]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000085152 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class AX
Trading Symbol	ACZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class AX)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[10]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A
Trading Symbol	LMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A)	$28	0.55%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[11]
Net Assets	$ 392,254,093
Holdings Count | Holding	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%

C000000606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A2
Trading Symbol	SHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A2)	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[12]
Net Assets	$ 392,254,093
Holdings Count | Holding	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%

C000071213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class Y
Trading Symbol	LMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class Y)	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[13]
Net Assets	$ 392,254,093
Holdings Count | Holding	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%

C000023119 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R5
Trading Symbol	ALMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R5)	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[14]
Net Assets	$ 392,254,093
Holdings Count | Holding	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%

C000164285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R6
Trading Symbol	SDPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R6)	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[15]
Net Assets	$ 392,254,093
Holdings Count | Holding	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%

C000000621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class A
Trading Symbol	STBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class A)	$33	0.65%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[16]
Net Assets	$ 2,010,159,710
Holdings Count | Holding	745
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.

C000000622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class C
Trading Symbol	STBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class C)	$51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[17]
Net Assets	$ 2,010,159,710
Holdings Count | Holding	745
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.

C000000623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R
Trading Symbol	STBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R)	$51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[18]
Net Assets	$ 2,010,159,710
Holdings Count | Holding	745
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.

C000000601 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class A
Trading Symbol	AGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class A)	$52	1.02%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[19]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000000603 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class C
Trading Symbol	AGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class C)	$91	1.77%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%	[20]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000000604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R
Trading Symbol	AGVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R)	$65	1.27%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[21]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000071212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class Y
Trading Symbol	AGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class Y)	$40	0.77%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[22]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000029663 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R5
Trading Symbol	AGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R5)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[23]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000188949 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R6
Trading Symbol	AGVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R6)	$32	0.63%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[24]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000000605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Investor Class
Trading Symbol	AGIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Investor Class)	$48	0.94%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[25]
Net Assets	$ 267,204,235
Holdings Count | Holding	203
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.

C000029658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class A
Trading Symbol	AGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class A)	$76	1.43%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.43%	[26]
Net Assets	$ 163,932,326
Holdings Count | Holding	54
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.

C000029660 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class C
Trading Symbol	CGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class C)	$116	2.18%
*	Annualized.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.18%	[27]
Net Assets	$ 163,932,326
Holdings Count | Holding	54
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.

C000029661 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R
Trading Symbol	RGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R)	$89	1.68%
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.68%	[28]
Net Assets	$ 163,932,326
Holdings Count | Holding	54
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.

C000071219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class Y
Trading Symbol	ARGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class Y)	$63	1.18%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[29]
Net Assets	$ 163,932,326
Holdings Count | Holding	54
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.

C000029662 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R5
Trading Symbol	IGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R5)	$54	1.02%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[30]
Net Assets	$ 163,932,326
Holdings Count | Holding	54
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.

C000120678 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R6
Trading Symbol	FGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R6)	$51	0.95%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[31]
Net Assets	$ 163,932,326
Holdings Count | Holding	54
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.

C000209395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Invesco Cash Reserve
Trading Symbol	GMQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$37	0.73%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[32]
Net Assets	$ 1,207,446,590
Holdings Count | Holding	85
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000209399 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class C
Trading Symbol	GMCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class C)	$80	1.58%
*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[33]
Net Assets	$ 1,207,446,590
Holdings Count | Holding	85
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000209396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R
Trading Symbol	GMLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R)	$55	1.08%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[34]
Net Assets	$ 1,207,446,590
Holdings Count | Holding	85
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000209397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class Y
Trading Symbol	OMBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class Y)	$30	0.58%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[35]
Net Assets	$ 1,207,446,590
Holdings Count | Holding	85
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000209398 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R6
Trading Symbol	GMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R6)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[36]
Net Assets	$ 1,207,446,590
Holdings Count | Holding	85
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class C
Trading Symbol	ACNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class C)	$55	1.08%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[37]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000085154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class CX
Trading Symbol	ACXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class CX)	$62	1.23%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[38]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R
Trading Symbol	AIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R)	$37	0.73%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[39]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000071214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class Y
Trading Symbol	AIYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class Y)	$17	0.33%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[40]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000023120 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Investor Class
Trading Symbol	INAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Investor Class)	$17	0.33%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[41]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000188950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R6
Trading Symbol	INVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R6)	$12	0.24%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[42]
Net Assets	$ 5,624,879,292
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000071217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class Y
Trading Symbol	STBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class Y)	$26	0.50%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[43]
Net Assets	$ 2,010,159,710
Holdings Count | Holding	745
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.

C000023124 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R5
Trading Symbol	ISTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R5)	$24	0.46%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[44]
Net Assets	$ 2,010,159,710
Holdings Count | Holding	745
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.

C000120677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R6
Trading Symbol	ISTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R6)	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[45]
Net Assets	$ 2,010,159,710
Holdings Count | Holding	745
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.

C000209388 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Bond Factor Fund
Class Name	Class A
Trading Symbol	OFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class A)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[46]
Net Assets	$ 247,305,292
Holdings Count | Holding	511
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.

C000209387 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Bond Factor Fund
Class Name	Class C
Trading Symbol	OFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class C)	$66	1.28%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[47]
Net Assets	$ 247,305,292
Holdings Count | Holding	511
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.

C000209389 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Bond Factor Fund
Class Name	Class R
Trading Symbol	OFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class R)	$40	0.78%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[48]
Net Assets	$ 247,305,292
Holdings Count | Holding	511
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.

C000209386 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Bond Factor Fund
Class Name	Class Y
Trading Symbol	OFIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class Y)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[49]
Net Assets	$ 247,305,292
Holdings Count | Holding	511
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.

C000209385 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Bond Factor Fund
Class Name	Class R5
Trading Symbol	IOTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class R5)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[50]
Net Assets	$ 247,305,292
Holdings Count | Holding	511
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.

C000209384 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Bond Factor Fund
Class Name	Class R6
Trading Symbol	OFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class R6)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[51]
Net Assets	$ 247,305,292
Holdings Count | Holding	511
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.

C000000616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class A
Trading Symbol	IARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class A)	$68	1.28%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%	[52]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000000618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class C
Trading Symbol	IARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class C)	$108	2.03%
*	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.03%	[53]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000000619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R
Trading Symbol	IARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R)	$82	1.53%
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.53%	[54]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000071216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class Y
Trading Symbol	IARYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class Y)	$55	1.03%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[55]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000000620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Investor Class
Trading Symbol	REINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Investor Class)	$66	1.24%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[56]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000023123 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R5
Trading Symbol	IARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R5)	$49	0.91%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[57]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000120676 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R6
Trading Symbol	IARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R6)	$45	0.85%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[58]
Net Assets	$ 1,048,268,175
Holdings Count | Holding	41
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.

C000084556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class A
Trading Symbol	ACCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class A)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[59]
Net Assets	$ 3,700,967,995
Holdings Count | Holding	1,262
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.

C000084553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class C
Trading Symbol	ACCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class C)	$75	1.45%
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[60]
Net Assets	$ 3,700,967,995
Holdings Count | Holding	1,262
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.

C000095838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R
Trading Symbol	ACCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[61]
Net Assets	$ 3,700,967,995
Holdings Count | Holding	1,262
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.

C000084554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class Y
Trading Symbol	ACCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class Y)	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[62]
Net Assets	$ 3,700,967,995
Holdings Count | Holding	1,262
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.

C000084555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R5
Trading Symbol	ACCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R5)	$21	0.41%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[63]
Net Assets	$ 3,700,967,995
Holdings Count | Holding	1,262
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.

C000120680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R6
Trading Symbol	ICBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R6)	$18	0.34%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[64]
Net Assets	$ 3,700,967,995
Holdings Count | Holding	1,262
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.